UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2008.

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Knoll Capital Management, L.P.
                KOM Capital Management, LLC

Address:        666 Fifth Avenue
                37th Floor
                New York, New York 10103

Form 13F File Numbers:

1)  Knoll Capital Management, L.P.:  028-11424
2)  KOM Capital Management, LLC:     028-11425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick G. O'Neill
Title:   Chief Operating Officer
Phone:   (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, February 13, 2009.

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers: 1



Form 13F Information Table Entry Total: 12 Data Records



Form 13F Information Table Value Total:  $59,925
                                       ---------
                                          (x1000)


List of Other Included Managers:



Form 13F File Number                      Name

028-11425                                 KOM Capital Management, LLC
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
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Column 1                      Column 2    Column 3    Column 4   Column 5                   Column 6    Column 7   Column 8
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                              TITLE OF     CUSIP       VALUE      SHRS      SH/PR   PUT/      INV.      OTHER       VOTING
NAME OF ISSUER                  CLASS                 (x1000)    OR PRN             CALL     DISCR.     MNGRS.      ------
                                                                  AMT.                                             AUTHORITY
                                                                                                                   ---------
                                                                                                                  SOLE SHARED
                                                                                                                      NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alfacell Corp.                  COM      0154041106       691   2,878,898   SH               SOLE                   2,878,898

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ATP Oil & Gas Corporation       COM       00208J108     6,074   1,038,230   SH               SOLE                   1,038,230

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Cano Petroleum Inc              COM       137801106       130     295,538   SH               SOLE                     295,538

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Delta Petroleum Corp. New       COM       247907207       394      82,861   SH               SOLE                      82,861

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Flamel Technologies SA        SPON ADR    338488109     5,080   1,295,849   SH               SOLE                   1,295,849

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Hythiam Inc                     COM       44919F104     1,575   4,038,674   SH               SOLE                   4,038,674

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Medivation Inc.                 COM       58501N101    31,824   2,184,238   SH               SOLE                   2,184,238

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Novelos Therapeutics Inc.(1)    COM       6700M100      4,818   1,715,412   SH               SOLE                   1,715,412

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Parkervision Inc.               COM       701354102     4,471   1,810,178   SH               SOLE                   1,810,178

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Star Scientific Inc.            COM       85517P101     1,919     501,000   SH               SOLE                     501,000

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Sulphco Inc.                    COM       865378103     2,938   3,125,285   SH               SOLE                   3,125,285

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XCorporeal Inc.                 COM       98400P104        11      71,429   SH               SOLE                      71,429

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(1)  Securities of Novelos Therapeutics Inc. are not listed on the U.S. Securities and Exchange Commission's "Official List of
Section 13F Securities" as a 13(f) Security as defined in Section 13(f) of the Securities Exchange Act of 1934.  However, Knoll
Capital Management, L.P. and KOM Capital Management, LLC have chosen to include these securities for informational purposes.

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